Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Statement of Changes in Shareholders' Equity (Details) - ACON S2 Acquisition Corp [Member] - USD ($)
	2 Months Ended	5 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	$ (26,146,471)	$ 26,146,752
Previously Reported [Member]
Sale of units in initial public offering, gross	237,500,000	237,500,000
Offering costs	13,646,752	$ 13,646,752
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	$ 0
Shares subject to possible redemption	(218,124,750)	(215,583,980)
Revision of Prior Period, Adjustment [Member]
Sale of units in initial public offering, gross	$ (237,500,000)	$ (237,500,000)
Offering costs	13,646,752	13,646,752
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	$ (26,146,471)	$ (26,146,471)
Shares subject to possible redemption	218,124,750	215,583,980
As Restated [Member]
Sale of units in initial public offering, gross	$ 0	$ 0
Offering costs	$ 0	0
Remeasurement adjustment on Class A ordinary shares subject to possible redemption		$ (26,146,471)